Provision for Decommissioning Costs - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Revision and unwinding of discount on the provision for decommissioning costs	$ 349	$ 379